Goodwill - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 28, 2013 Unit	Dec. 29, 2012	Dec. 31, 2011
Goodwill [Line Items]
Total number of reporting units	8
Weightage for DCF valuation and market assessment to estimate fair value of operating unit	50.00%
Discount rate	8.40%
Goodwill impairment	$ 68,202,000
Impairment charges recognized	$ 0	$ 0	$ 0
Goodwill [Member]
Goodwill [Line Items]
Discount rate	11.00%